Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000148468
Shareholder Report [Line Items]
Fund Name	EMQQ The Emerging Markets Internet ETF
Class Name	EMQQ The Emerging Markets Internet ETF
Trading Symbol	EMQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about EMQQ The Emerging Markets Internet ETF (the "Fund") for the period from September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://emqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://emqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMQQ The Emerging Markets Internet ETF	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

EMQQ The Emerging Markets ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of EMQQ The Emerging Markets Internet Index (the “Index”). For the year ended August 31, 2024, the Fund has delivered a total return of 11.29% at Net Asset Value ("NAV"). This was primarily driven by strong underlying fundamentals of the Fund’s Indian internet companies, which are experiencing robust growth as the country undergoes rapid digitalization from a low base. The Fund also had several strong performers in Latin America driven by e-commerce and fintech companies supplanting market share from more traditional players in brick-and-mortar retail and financial services. The same phenomenon drove robust performance in e-commerce names in Southeast Asia. Prospects of interest rate cuts throughout 2024 also provided a boost to assets in emerging markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	EMQQ The Emerging Markets Internet ETF (NAV) - $13758	EMQQ The Emerging Markets Internet Index - $15103	MSCI Emerging Markets Index - $14018	S&P 500® Index - $33172
Nov/14	$10000	$10000	$10000	$10000
Aug/15	$7654	$7686	$8388	$9837
Aug/16	$9962	$10135	$9380	$11072
Aug/17	$13770	$14150	$11681	$12870
Aug/18	$12937	$13415	$11602	$15400
Aug/19	$12558	$13125	$11096	$15850
Aug/20	$21454	$22625	$12703	$19327
Aug/21	$21288	$22604	$15386	$25350
Aug/22	$12533	$13414	$12031	$22504
Aug/23	$12362	$13357	$12182	$26092
Aug/24	$13758	$15103	$14018	$33172

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 364,101,762
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 3,402,713
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$364,101,762	73	$3,402,713	26%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	0.4%
Short-Term Investment	0.4%
Information Technology	0.5%
Real Estate	0.8%
Industrials	1.5%
Energy	8.2%
Financials	19.1%
Communication Services	25.7%
Consumer Discretionary	44.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	9.3%
Reliance Industries	8.2%
Alibaba Group Holding	6.7%
Tencent Holdings	6.6%
NU Holdings, Cl A	6.1%
Meituan, Cl B	6.1%
Sea ADR	5.6%
PDD Holdings ADR	4.0%
Coupang, Cl A	3.5%
Kaspi.KZ JSC ADR	3.4%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

 This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://emqqetf.com/materials/ or upon request at 1-855-888-9892.

  The Fund changed its name from EMQQ The Emerging Markets Internet & Ecommerce ETF to EMQQ The Emerging Markets Internet ETF.

  The Fund’s investment objective changed to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of EMQQ The Emerging Markets Internet Index.

  The Fund’s investment strategies and principal risks have been revised based on the revised methodology of the underlying index.

Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://emqqetf.com/materials/
C000230780
Shareholder Report [Line Items]
Fund Name	FMQQ The Next Frontier Internet ETF
Class Name	FMQQ The Next Frontier Internet ETF
Trading Symbol	FMQQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about FMQQ The Next Frontier Internet ETF (the "Fund") for the period from September 1, 2023 to August 31, 2024
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://fmqqetf.com/materials/. You can also request this information by contacting us at 1-855-888-9892.
Additional Information Phone Number	1-855-888-9892
Additional Information Website	https://fmqqetf.com/materials/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FMQQ The Next Frontier Internet ETF	$96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

FMQQ The Next Frontier ETF (the “Fund) seeks investment results, before fees and expenses, that track the performance of FMQQ The Next Frontier Internet Index (the “Index”). For the year ended August 31, 2024, the Fund has a total return of 23.42% at Net Asset Value ("NAV"). This was primarily driven by strong underlying fundamentals of the Fund’s Indian internet companies. Indian internet and technology companies continue to experience robust growth due to India’s young demographics, increasing smartphone adoption, low mobile data costs and a rapidly digitizing economy. The Fund also had several strong performers in Latin America driven by e-commerce and fintech companies supplanting market share from more traditional players in brick-and-mortar retail and financial services. The same phenomenon drove strong performance in e-commerce names in Southeast Asia. Prospects of interest rate cuts throughout 2024 also provided a boost to assets in emerging markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	FMQQ The Next Frontier Internet ETF (NAV) - $5157	FMQQ The Next Frontier Internet Index - $5287	MSCI Frontier Markets Index - $9169
Sep/21	$10000	$10000	$10000
Aug/22	$4341	$4315	$8294
Aug/23	$4178	$4192	$8329
Aug/24	$5157	$5287	$9169

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 30,228,186
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 197,884
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$30,228,186	40	$197,884	40%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	1.2%
Industrials	3.6%
Energy	7.6%
Communication Services	18.9%
Consumer Discretionary	31.8%
Financials	37.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
MercadoLibre	8.1%
NU Holdings, Cl A	8.0%
Reliance Industries	7.6%
Sea ADR	6.8%
Zomato	5.7%
Kaspi.KZ JSC ADR	5.2%
Bajaj Finance	4.4%
Info Edge India	4.0%
XP, Cl A	3.9%
PB Fintech	3.9%
Footnote	Description
Footnote(A)	Short-Term Investments, if any, are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by January 1, 2025, at https://fmqqetf.com/materials/ or upon request at 1-855-888-9892.

  The Fund changed its name from FMQQ The Next Frontier Internet & Ecommerce ETF to FMQQ The Next Frontier Internet ETF.

  The Fund’s investment objective changed to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of FMQQ The Next Frontier Internet Index.

  The Fund’s investment strategies and principal risks have been revised based on the revised methodology of the underlying index.

Updated Prospectus Phone Number	1-855-888-9892
Updated Prospectus Web Address	https://fmqqetf.com/materials/